UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04518)

Exact name of registrant as specified in charter:	Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2014

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
2/28/14 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN — Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.1%)(a)
	Rating(RAT)	Principal amount	Value

California (0.5%)

CA State G.O. Bonds, 5s, 2/1/38	A1	$1,500,000	$1,597,515

			1,597,515
Guam (1.3%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB+	1,000,000	1,057,730

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,650,000	1,698,312

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	600,000	617,772

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5 1/2s, 10/1/40	BBB	500,000	512,420
5s, 10/1/34	BBB	200,000	196,712

			4,082,946
Indiana (0.9%)

IN State Fin. Auth. VRDN, Ser. A-2, 0.03s, 2/1/37	VMIG1	3,000,000	3,000,000

			3,000,000
Massachusetts (90.6%)

Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds (Harbor Elec. Energy Co.), 7 3/8s, 5/15/15	Aa3	1,815,000	1,824,365

Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, 5s, 11/1/30	Aa1	500,000	563,525

Hampden & Wilbraham, Regl. School Dist. G.O. Bonds, 5s, 2/15/41	Aa3	2,000,000	2,095,460

Holyoke G.O. Bonds, 5s, 9/1/29	Aa2	770,000	852,998

Lowell, G.O. Bonds, Ser. A, SGI, 5s, 9/15/22	Aa2	1,750,000	1,872,955

MA Bay Trans. Auth. Rev. Bonds (Assmt.), Ser. A, 5 1/4s, 7/1/31	AAA	1,000,000	1,202,600

MA Bay Trans. Auth. Sales Tax Rev. Bonds
Ser. C, 5 1/2s, 7/1/16	AAA	2,855,000	3,196,173
Ser. C, 5 1/2s, 7/1/16 (Escrowed to maturity)	AAA/P	120,000	134,340
Ser. C, 5 1/4s, 7/1/23	AAA	1,335,000	1,647,310
Ser. A, 5s, 7/1/31	AAA	3,390,000	3,945,011

MA Dev. Fin. Agcy. Rev. Bonds (Groves), Ser. A, 7 7/8s, 6/1/44(F)	CCC/P	1,072,623	34,324

MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	1,700,000	1,759,330

MA State G.O. Bonds
Ser. C, AMBAC, 5s, 8/1/37	Aa1	2,000,000	2,109,280
(Construction Loan), Ser. A, 5s, 8/1/27	Aa1	2,000,000	2,209,940
Ser. D, 5s, 10/1/26	Aa1	2,000,000	2,350,480

MA State Rev. Bonds, 5s, 6/15/22	AAA	3,500,000	4,243,715

MA State VRDN (Construction Loan), Ser. A, 0.03s, 3/1/26	VMIG1	2,200,000	2,200,000

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 5s, 7/1/32	A1	1,000,000	1,087,670

MA State College Bldg. Auth. Rev. Bonds
Ser. B, SGI, 5 1/2s, 5/1/28	Aa2	4,000,000	4,857,360
Ser. B, 5s, 5/1/43	Aa2	3,100,000	3,324,905
Ser. B, 5s, 5/1/37	Aa2	1,500,000	1,629,525
Ser. A, 5s, 5/1/36	Aa2	2,850,000	3,104,448
Ser. A, AGO, 5s, 5/1/28	Aa2	2,270,000	2,475,730

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B
5s, 1/1/37	A+	2,250,000	2,345,535
5s, 1/1/32	A+	2,775,000	2,935,423

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	775,000	902,333
(Tufts Med. Ctr.), Ser. I, 7 1/4s, 1/1/32	BBB	2,000,000	2,344,200
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	1,347,179	1,117,216
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/39	B-/P	423,099	365,295
(Loomis Cmntys.), Ser. A, 6s, 1/1/33	BBB-	300,000	305,103
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	A	5,000,000	5,765,250
(Hampshire College), 5.7s, 10/1/34	Baa2	1,315,000	1,323,022
(Milford Regl. Med. Ctr.), Ser. F, 5 5/8s, 7/15/36	Baa3	500,000	513,690
(Hampshire College), 5 5/8s, 10/1/24	Baa2	1,000,000	1,010,200
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	94,100	69,633
(Emerson College), Ser. A, 5 1/2s, 1/1/30	Baa1	900,000	959,823
(Berklee College of Music), 5 1/4s, 10/1/41	A2	1,500,000	1,584,270
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	3,000,000	3,061,290
(Simmons College), Ser. H, SGI, 5 1/4s, 10/1/33	Baa1	4,000,000	4,139,000
(Lesley U.), Ser. B-1, AGM, 5 1/4s, 7/1/33	AA-	2,000,000	2,113,000
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	2,400,000	2,462,688
(Carleton-Willard Village), 5 1/4s, 12/1/25	A-	700,000	734,545
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	1,500,000	1,505,115
(Emerson College), Ser. A, 5s, 1/1/40	Baa1	3,400,000	3,413,396
(Brandeis U.), Ser. N, 5s, 10/1/39	A1	450,000	472,262
(Franklin W. Olin College), Ser. E, 5s, 11/1/38	A+	1,000,000	1,059,650
(Boston College), Ser. P, 5s, 7/1/38	Aa3	2,000,000	2,109,280
(Lowell Gen. Hosp.), Ser. G, 5s, 7/1/37	BBB+	1,630,000	1,635,917
(Brandeis U.), Ser. 0-1, 5s, 10/1/35	A1	1,000,000	1,075,320
(Northeastern U.), 5s, 10/1/31	A2	500,000	538,225
(MA College Pharmacy Allied), Ser. E, AGO, 5s, 7/1/31	AA-	2,000,000	2,093,220
(Partners Hlth. Care Syst.), Ser. L, 5s, 7/1/31	Aa2	4,495,000	4,878,603
(Boston U.), Ser. V-1, 5s, 10/1/29	A1	2,000,000	2,201,660
(Boston College), Ser. Q-1, 5s, 7/1/29	Aa3	1,050,000	1,151,462
(Mount Holyoke College), 5s, 7/1/28	Aa3	3,000,000	3,284,730
(Holy Cross College), Ser. B, 5s, 9/1/25	Aa3	1,500,000	1,669,080
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5s, 7/1/25	A2	650,000	733,571
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5s, 7/1/23	A2	125,000	145,636
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB/P	550,000	561,363
(First Mtge. - Orchard Cove), 5s, 10/1/18	BB/P	515,000	525,717
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	468,041	3,010
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/29	AA-	2,000,000	1,120,060
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/28	AA-	2,000,000	1,190,280

MA State Dev. Fin. Agcy. Solid Waste Disp. (Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42 (Prerefunded 5/1/19)	BBB+	1,700,000	2,097,052

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), 5s, 2/1/36 (Prerefunded 8/1/16)	BBB+	1,000,000	1,105,430

MA State Edl. Fin. Auth. Rev. Bonds, Ser. J, 5 5/8s, 7/1/28	AA	955,000	1,007,305

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)	D/P	194,574	19
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	AAA	3,000,000	3,832,080
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	3,000,000	3,131,790
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,000,000	2,083,200
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	2,185,000	2,455,022
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB+	1,065,000	1,039,184
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	B+	3,000,000	2,971,500
(Care Group), Ser. B-1, NATL, 5 3/8s, 2/1/27	A	1,030,000	1,117,375
(Boston College), Ser. K, 5 3/8s, 6/1/14	Aa3	810,000	820,101
(Lesley U.), Ser. A, AGO, 5 1/4s, 7/1/39	AA-	1,000,000	1,056,390
(Winchester Hosp.), 5 1/4s, 7/1/38	BBB+	3,225,000	3,304,883
(Lahey Clinic Med. Ctr.), Ser. D, 5 1/4s, 8/15/28	A+	3,000,000	3,186,930
(Dana-Farber Cancer Inst.), Ser. K, 5 1/4s, 12/1/27	A1	1,500,000	1,646,310
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	5,000,000	6,217,650
(Care Group), Ser. E-1, 5 1/8s, 7/1/38	A3	1,000,000	1,023,840
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	755,000	704,211
(Lowell Gen. Hosp.), Ser. C, 5 1/8s, 7/1/35	BBB+	725,000	735,694
(Wheaton Coll.), Ser. F, 5s, 1/1/41	A2	2,000,000	2,043,400
(Partners Hlth. Care Syst.), Ser. J-1, 5s, 7/1/39	Aa2	1,500,000	1,563,885
(Southcoast Hlth. Oblig.), Ser. D, 5s, 7/1/39	A2	1,500,000	1,523,625
(Harvard U.), Ser. B, 5s, 10/1/38	Aaa	500,000	544,780
(MA Inst. of Tech.), Ser. A, 5s, 7/1/38	Aaa	2,250,000	2,437,898
(Berklee College of Music), Ser. A, 5s, 10/1/37	A2	2,750,000	2,884,475
(Milford Regl. Med.), Ser. E, 5s, 7/15/37	Baa3	850,000	813,816
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	AA	1,000,000	1,030,420
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	300,000	313,650
(Harvard U.), 5s, 7/15/35	Aaa	2,750,000	2,871,523
(Northeastern U.), Ser. T-1, 5s, 10/1/30	A2	1,000,000	1,075,700
(Northeastern U.), Ser. T-2, 5s, 10/1/30	A2	2,000,000	2,151,400
(Care Group), Ser. E-1, 5s, 7/1/28	A3	1,730,000	1,835,305
(Northeastern U.), Ser. R, 5s, 10/1/26	A2	1,165,000	1,260,204
(Worcester City Campus Corp.), Ser. E, FGIC, NATL, 5s, 10/1/26	AA-	2,000,000	2,135,120
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,800,000	1,844,046
(Fisher College), Ser. A, 5s, 4/1/22	BBB-	1,110,000	1,124,763

MA State Hlth. & Edl. Fac. Auth. VRDN
(Baystate Med. Ctr.), Ser. J-2, 0.03s, 7/1/44	VMIG1	800,000	800,000
(Tufts U.), Ser. N-2, 0.02s, 8/15/34	VMIG1	3,200,000	3,200,000
(Wellesley College), Ser. I, 0.01s, 7/1/39	VMIG1	3,095,000	3,095,000

MA State Hsg. Fin. Agcy. FRB (Single Fam. Hsg.), Ser. 126, 4.7s, 6/1/38	Aa2	1,025,000	1,006,017

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35s, 12/1/42	Aa3	1,500,000	1,523,700
Ser. A, 5.1s, 12/1/30	Aa3	2,500,000	2,578,850
Ser. D, 5.05s, 6/1/40	Aa3	1,560,000	1,604,678
Ser. 157, 4.35s, 12/1/27	Aa2	1,535,000	1,556,076
Ser. SF-169, 4s, 12/1/44(FWC)	Aa2	1,800,000	1,960,812
Ser. 160, 3 3/4s, 6/1/34	Aa2	755,000	783,547
Ser. A, 3 1/2s, 12/1/31	Aa3	2,000,000	1,804,860
Ser. A, 3 1/4s, 12/1/27	Aa3	1,870,000	1,767,954

MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB	1,590,000	1,596,678

MA State Port Auth. Rev. Bonds
Ser. A, 5s, 7/1/34	Aa3	3,500,000	3,697,610
Ser. C, AGM, 5s, 7/1/27	Aa3	5,000,000	5,321,900
Ser. A, AMBAC, 5s, 7/1/26	Aa3	3,000,000	3,139,710

MA State Port Auth. Special Fac. Rev. Bonds
(Conrac), Ser. A, 5 1/8s, 7/1/41	A	1,765,000	1,839,765
(BOSFUEL), FGIC, NATL, 5s, 7/1/27	A2	2,500,000	2,606,950

MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds, Ser. A
5s, 8/15/30	AA+	3,500,000	3,935,330
AGM, 5s, 8/15/26 (Prerefunded 8/15/15)	AA+	4,000,000	4,278,600

MA State School Bldg. Auth. Sr. Sales Tax Rev. Bonds, Ser. B
5s, 10/15/41	AA+	3,500,000	3,760,820
5s, 10/15/35	AA+	1,000,000	1,092,440
5s, 8/15/30	AA+	4,000,000	4,497,520

MA State Trans. Fund Rev. Bonds (Accelerated Bridge Program), 5s, 6/1/43	Aaa	2,100,000	2,267,706

MA State Wtr. Poll. Abatement Trust Rev. Bonds
Ser. 14, 5s, 8/1/32	Aaa	4,000,000	4,392,160
Ser. 13, 5s, 8/1/26	Aaa	1,000,000	1,109,780

MA State Wtr. Resource Auth. Rev. Bonds
Ser. A, 6 1/2s, 7/15/19 (Escrowed to maturity)	Aa1	4,775,000	5,490,820
Ser. C, 5 1/4s, 8/1/42	Aa1	3,500,000	3,843,735
Ser. A, NATL, 5s, 8/1/29 (Prerefunded 8/1/14)	Aa1	4,000,000	4,078,280
Ser. A, NATL, 5s, 8/1/29	Aa1	3,225,000	3,505,285
Ser. B, AMBAC, 5s, 8/1/26	Aa1	2,000,000	2,235,660

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5 1/4s, 7/1/36	A1	1,500,000	1,625,835

Milford, G.O. Bonds, AGM, 5 1/8s, 12/15/24	Aa2	2,475,000	2,759,774

Newburyport, G.O. Bonds (Muni. Purpose Loan), 4s, 1/15/24	AA+	1,280,000	1,420,979

North Reading, G.O. Bonds, 5s, 5/15/35	Aa2	3,750,000	4,102,800

Norwell, G.O. Bonds, AMBAC, 5s, 2/15/25 (Prerefunded 2/15/15)	AAA	1,000,000	1,055,250

U. of MA Bldg. Auth. Rev. Bonds, Ser. 2, 5s, 11/1/39	Aa2	2,500,000	2,686,950

Worcester, G.O. Bonds (Muni. Purpose Loan), 4s, 11/1/23	Aa3	3,050,000	3,264,995

			282,419,319
Mississippi (0.8%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. F, 0.03s, 12/1/30	VMIG1	2,500,000	2,500,000

			2,500,000
Oklahoma (0.3%)

OK State Tpk. Auth. VRDN, Ser. F, 0.03s, 1/1/28	VMIG1	1,000,000	1,000,000

			1,000,000
Puerto Rico (3.5%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
5 1/2s, 5/15/39	Ba1	1,800,000	1,627,524
5 3/8s, 5/15/33	BBB	1,695,000	1,679,847

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/26	BB+	1,620,000	1,291,010

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. CCC, 5s, 7/1/28	BBB	1,000,000	678,940
Ser. TT, 5s, 7/1/27	BBB	1,000,000	690,580

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds FRN, Ser. AA-2, 5.3s, 7/1/35	Ba1	525,000	382,074

Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds (7/1/17) (Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/34	BB+	1,500,000	1,299,570

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. C
5 1/4s, 8/1/41	A+	2,990,000	2,293,061
5 1/4s, 8/1/40	AA-	1,000,000	838,750

			10,781,356
Utah (0.7%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.02s, 5/15/36	A-1+	2,240,000	2,240,000

			2,240,000
Virgin Islands (0.5%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	600,000	603,906
5s, 10/1/25	Baa2	850,000	899,177

			1,503,083
TOTAL INVESTMENTS

Total investments (cost $299,225,120)(b)			$309,124,219

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2013 through February 28, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $311,818,846.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $299,128,770, resulting in gross unrealized appreciation and depreciation of $15,249,922 and $5,254,473, respectively, or net unrealized appreciation of $9,995,449.
(NON)	Non-income-producing security.
(FWC)	Forward commitment, in part or in entirety.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	32.9%
	Health care	12.9
	Tax bonds	10.6

	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$309,124,219	$—

Totals by level	$—	$309,124,219	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 25, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 25, 2014